INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Private Warrants (Details)					12 Months Ended
	Aug. 24, 2020 USD ($) $ / shares shares	Jul. 24, 2020	Mar. 14, 2019 USD ($) $ / shares	Mar. 02, 2018 shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Private Warrants, Non-Current					$ 1,686,643	$ 2,861,511
Aggregate Number Of Shares Issued Upon Exchange Of Warrants | shares	2,601,954
Payments For Redemption Of Warrants	$ 915,796
Exchange of warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of outstanding warrants exchanged | shares	24,200,000
Number Of Shares Issued Upon Exchange Of Each Warrant | shares	0.12
Cash Consideration For Exchange Of Each Warrant | $ / shares	$ 0.45
Percentage Of Cash Consideration Provided For Premium To Closing Trading Price Of Warrants		321.00%
Percentage Of Implied Value Of Exchange Shares Provided For Premium To Closing Trading Price Of Warrants		482.00%
Number Of Warrants Validly Tendered But Not Properly Withdrawn | shares	21,938,774
Aggregate Cash Consideration For Exchange Of Warrants	$ 115,062
Aggregate Number Of Shares Issued Upon Exchange Of Warrants | shares	2,601,954
Number Of Warrants Redeemed | shares	2,261,226
Warrants Redeemed, Offering Price Per Warrant | $ / shares	$ 0.405
Private warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrant exercise period			5 years
Warrants incorporate in the reverse capitalization as reduction of equity			$ 1,589,548
Number of instruments or interests issued or issuable			12,700,000
Financial liabilities, at fair value			$ 3,400,000		1,700,000	2,800,000
Gain recognized from change in fair value	$ 6,200,000				$ 1,200,000	$ 600,000
Private warrants | Volatility
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value			32
Private warrants | Share price
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value | $ / shares			5.35		6.06	5.30
Private warrants | Risk-free rate
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value			2.43		0.29	1.7631
Private warrants, strike price $15.00
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants strike price			15.00
Number of instruments or interests issued or issuable			2,500,000
Private warrants, strike price $18.00
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants strike price			18.00
Number of instruments or interests issued or issuable			2,500,000
Founder warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants incorporate in the reverse capitalization as reduction of equity			$ 1,843,175
Number of instruments or interests issued or issuable			5,200,000
Bioceres warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of instruments or interests issued or issuable			7,500,000
UAC
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of warrants issued in IPO | shares				5,200,000
Warrants strike price				11.50
Warrant exercise period				5 years
UAC | Private warrants, strike price $11.50
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants strike price			11.50
Number of instruments or interests issued or issuable			2,500,000
Share price at which warrants become exercisable | $ / shares			$ 15.00
Number of trading days of shares at $15.00 for the warrants to vest			20
Continuous trading period at the warrant strike price for the warrants to vest			30 days